Term placements	12 Months Ended
Mar. 31, 2011
Term placements

5. Term placements

Term placements consist of placements with banks and financial institutions in the ordinary course of business. These placements have original maturities for periods between 3 months and 15 years. This includes restricted term placements of Rs.99.6 million (US$ 2.2million) at March 31, 2011.